Income Tax - Summary of Income Tax Charge Recognized in Profit and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Line Items]
Current Income Tax on profits for the year	$ (32,595)	$ (31,924)	$ (11,682)
Total Current Income Tax expense	(32,595)	(31,924)	(11,682)
Increase/(Decrease) in deferred income tax assets	3,150	1,757	229
(Decrease)/Increase in deferred income tax liabilities	(1,105)	739	(133)
Total Deferred income tax benefit / (expense)	2,045	2,496	96
Income Tax expense	$ (30,550)	$ (29,428)	$ (11,586)